    As filed with the Securities and Exchange Commission on March 19, 2009


                                                     Registration No. 333-133671
                                                                    811-07534
                                                                             ---
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       Post-Effective Amendment No. 8 [X]


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 26 [X]


                           Paragon Separate Account B
                           (Exact Name of Registrant)

                       Metropolitan Life Insurance Company
                               (Name of Depositor)

                                 200 Park Avenue
                               New York, NY 10166
              (Address of depositor's principal executive offices)

                                   ----------

                     General American Life Insurance Company
                             13045 Tesson Ferry Road
                            St. Louis, Missouri 63128
                         (Name and Address of Guarantor)

Name and address of agent for service:   Copy to:
Marie C. Swift, Esq.                     Stephen E. Roth, Esquire
Metropolitan Life Insurance Company      Mary E. Thornton, Esquire
501 Boylston Street                      Sutherland Asbill & Brennan LLP
Boston, Massachusetts 02116              1275 Pennsylvania Avenue, N.W.
                                         Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)


[x]  on April 17, 2009 pursuant to paragraph (b)



[ ]  60 days after filing pursuant to paragraph (a)(1)


[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485


[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered: (i) Group and Individual Flexible Premium Variable Life Insurance Contracts and (ii) Guarantee related to insurance obligations under the variable life insurance policies.

================================================================================

Note:

The prospectus, as supplemented, the supplement and Statement of Additional Information included in Post-Effective Amendment No. 6 to the Registration Statement on Form N-6 (File No. 333-133671/811-07534) filed on December 23, 2008 pursuant to paragraph (a) (1) of Rule 485 are incorporated herein by reference.

The prospectuses, as supplemented and Statements of Additional Information, each dated April 28, 2008 included in Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 (File No. 333-133671/811-07534) filed on April 17, 2008 and filed pursuant to 497 on May 1, 2008 are incorporated herein by reference.

                                     PART C

                                OTHER INFORMATION

Item 26. Exhibits

a. Board of Directors Resolutions.

     1) Resolution of the Board of Directors of Metropolitan Life Insurance Company effecting the establishment of Paragon Separate Account B (11)

     2) Resolution adopted by the Board of Directors of Paragon Life Insurance Company authorizing the establishment of Separate Account B of Paragon Life Insurance Company (5)

b. Custodian Agreements. Not applicable.

c. Underwriting Contracts.

     1)   Principal Underwriting Agreement (15)

     2)   Form of Enterprise Selling Agreement (15)

d. Contracts.

     1)   Form of Group Contract:

          i.   Scudder - (Group Contract 30020) (6)

          ii.  Morgan Stanley - (Group Contract 30029) (6)

                    Putnam

                    MFS

          iii. Multi-Manager (Group Contract 30037) (6)

     2)   Proposed Form of Individual Policy and Policy Riders:

          i.   Scudder - (Group Contract 30018) (6,3)

          ii.  Morgan Stanley - (Group Contract 30027) (6,3)

                    Putnam

                    MFS

          iii. Multi-Manager (30045) (7)


     3)   Form of Certificate and Certificate Riders:


          i.   Scudder - (Group Contract 30019) (6,3)

          ii.  Morgan Stanley - (Group Contract 30028) (6,3)

                    Putnam

                    MFS

          iii. Multi-Manager (30036) (6,3)

          iv.  Multi-Manager (30044) (7)

          v.   MET (30047) (11)


          vi. Met Flex GVUL Certificate and Certificate Riders (G.24300(2003) and 24300A, GCR02-dp, G.24300-1, G.24300-2, G24300-2A, G.24300-3,
               G.24300-4, G.24300-6, G.24300-6A, CR05-1) (18)


e. Applications.

     1)   Form of Application for Group Contract (10914) (4); (33906) (7)

     2) Form of Application for Employee Insurance (Guaranteed Issue) (Group Contract 10915) (4)

     3) Form of Application for Employee Insurance (Simplified Issue) (Group Contract 10921, 10920) (4); (33910) (7)

     4)   Form of Application for Spouse Insurance (Group Contract 10917) (4)

     5) Form of Application for Employee Insurance Guaranteed Issue (Individual Policy 10352, 33100) (4)

     6) Form of Application for Employee Insurance (Simplified Issue) (Individual Policy 10357) (4)

     7)   Form of Application for Spouse Insurance (Individual Policy 10354) (4)

     8) Form of Application Supplement for (Scudder Commissioned Policy, 33105) (6)

     9)   Form of Application Supplement for (Putnam Policy, 33114) (6)

     10)  Form of Application Supplement for (MFS Policy, 33115-20) (6)

     11)  Form of Application Supplement for (Morgan Stanley Policy, 33113) (6)

     l2) Form of Application Supplement for (Multi-Manager Commissioned Policy, 33116) (6); (33135)(7)

     13) Form of Application Supplement--Conditional Interim Coverage Agreement (33909) (7)

f. Depositor's Certificate of Incorporation and By-Laws.

     1)   Restated Charter and By-laws of Metropolitan Life Insurance Company
          (9)

     2) Amended Restated Charter and By-laws of Metropolitan Life Insurance Company (10)

     3)   Amended and Restated By-Laws of Metropolitan Life Insurance Company
          (15)

g. Reinsurance Contracts. (8)

h. Participation Agreements.


     1) Participation Agreement with Scudder Variable Series I (to be filed by amendment)

     2)   Participation Agreement with Putnam Variable Trust (2)

     3)   Participation Agreement with MFS Variable Insurance Trust (2)

     4) Participation Agreement with T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. (to be filed by amendment)

     5) Form of Participation Agreement with Morgan Stanley Variable Investment Series (6)

     6)   Participation Agreement with Metropolitan Series Fund, Inc. (14)

     7)   Participation Agreement with Met Investors Series Trust (10)

     8) Amended and Restated Participation Agreement with Fidelity Variable Insurance Products Funds I, II, III, IV and V and First Amendment (17)


i. Administrative Contracts. Not applicable.

j. Other Material Contracts.

     1)   Guarantee Agreement (11)

k. Legal Opinion.

     1)   Opinion of John R. Murphy, Esquire (11)

     2) Opinion and consent of Blackwell Sanders Peper Martin LLC, Counsel to General American Life Insurance Company, (11)

l. Actuarial Opinion.

     Not Applicable

m. Calculations.

     Not Applicable

n. Other Opinions.


          Consent of Deloitte & Touche LLP (for the Depositor, the Registrant, and the Guarantor) (to be filed by amendment)


o. Omitted Financial Statements. No financial statements are omitted from Item
24.

p. Initial Capital Agreements. Not applicable.

q. Redeemability Exemption. Memorandum describing issuance, transfer and redemption procedures for the Policies and the procedure for conversion to a fixed benefit policy (3)

r. Powers of Attorney


     1)   Metropolitan Life Insurance Company (18)


     2)   General American Life Insurance Company (13)

          (a)  James J. Reilly (16)

s. Representations regarding separate account financial statements. (13)

----------
(1) Filed herewith.

(2) Incorporated by reference to the Pre-Effective Amendment No. 1 to Paragon Separate Account D's Registration Statement on Form S-6 (File No.
333-80393/811-08385) filed on September 1, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 12 to Paragon's Separate Account A's Registration Statement on Form S-6 (File No.
33-18341/811-05382) filed on April 28, 2000, for Policy and Certificate Riders only.

(4) Incorporated by reference to Post-Effective Amendment No. 12 to Paragon Separate Account A's Registration Statement on Form S-6 (File No.
33-18341/811-05382) filed on April 28, 2000.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form S-6 (File No. 033-58796 and 811-7534) filed on April 28, 2000.

(6) Incorporated by reference to Post-Effective Amendment No. 13 to Paragon Separate Account A's Registration Statement on Form S-6 (File No.
33-18341/811-08385) filed on April 25, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form S-6 (File No. 33-58796/811-07534) filed on April 30, 2002.

(8) Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-6 (File No. 33-58796/811-075340 filed on April 30, 2003.

(9) Incorporated herein by reference to Post-effective Amendment No. 3 to the Metropolitan Life Separate Account UL's Registration Statement on Form S-6 (File No. 333-40161/811-06025) filed on April 6, 2000.

(10) Incorporated herein by reference to the Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716/811-04001) filed on March 5, 2002.

(11) Incorporated herein by reference to the Registrant's Registration Statement on Form N-6, File No. 333-133671 and 811-7534, filed May 1, 2006.

(12) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-6 (File Nos. 333-133671 and 811-7534) filed November 1, 2006.

(13) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-6 (File No. 333-133671) filed April 17, 2007.

(14) Incorporated herein by reference to Post-Effective Amendment No. 9 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716), filed on September 10, 2007.

(15) Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-6 (File No. 333-133675), filed February 6, 2008.

(16) Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-6 (File No. 333-133671), filed February 6, 2008.

(17) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-6 (File No. 333-133675) filed April 17, 2008.


(18) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-6 (File No. 333-133671) filed December 23, 2008.


Item 27. Directors and Officers of the Depositor


Name and Principal Business Address                    Position and Offices with Depositor
----------------------------------------------------   ----------------------------------------------------
C. Robert Henrikson                                    Chairman of the Board, President and Chief Executive
MetLife, Inc and Metropolitan Life Insurance Company   Officer
1095 Avenue of the Americas
New York, New York  10036-6796

Sylvia Mathews Burwell                                 Director
President, Global Development Program
The Bill and Melinda Gates Foundation
1551 Eastlake Avenue East
Seattle, WA 98102

Eduardo Castro-Wright                                  Director
President and Chief Executive Officer
Wal-Mart Stores, USA
702 Southwest 8th Street
Bentonville, AK 72716

Burton A. Dole, Jr.                                    Director
Retired Chairman, Dole/Neal LLC
Pauma Valley Country Club
Pauma Valley Drive
Pauma Valley, CA 92061

Cheryl W. Grise                                        Director
Retired Executive Vice President
Northeast Utilities
24 Stratford Road
West Hartford, CT 06117

R. Glenn Hubbard                                       Director
Dean and Russell L. Carson Professor
of Finance and Economics
Graduate School of Business
Columbia University
Uris Hall
3022 Broadway
New York, NY 10027-6902

Name and Principal Business Address                    Position and Offices with Depositor
----------------------------------------------------   ----------------------------------------------------
John M. Keane                                          Director
Co-Founder and Senior Managing Director
Keane Advisors, LLC
2020 K St., N.W.
Washington, DC 20006

James M. Kilts                                         Director
Partner
Centerview Partners Management, LLC
16 School Street
Rye, NY 10580

Hugh B. Price                                          Director
Senior Fellow
Brookings Institution
1775 Massachusetts Avenue, N.W.
Washington, DC 20036

David Satcher                                          Director
Director of Satcher Health Leadership Institute and
Center of Excellence on Health Disparities
Morehouse School of Medicine
720 Westview Drive, S.W.
Atlanta, GA 30310-1495

Kenton J. Sicchitano                                   Director
Retired Global Managing Partner
PricewaterhouseCoopers, LLC
25 Phillips Pond Road
Natick, MA 01760

William C. Steere, Jr.                                 Director
Retired Chairman of the Board and Chief Executive
Officer
Pfizer, Inc.
235 East 42nd Street, 22nd Floor
New York, NY 10017

Lulu C. Wang                                           Director
Chief Executive Officer
Tupelo Capital Management LLC
12 E. 49th Street, #17
New York, NY 10017


Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, NY 10066.


Name                       Position with MetLife
------------------------   -----------------------------------------------------
C. Robert Henrikson        Chairman of the Board, President and Chief Executive
                           Officer
Gwenn L. Carr              Senior Vice President and Secretary

Name                       Position with MetLife
------------------------   -----------------------------------------------------
Steven A. Kandarian        Executive Vice President and Chief Investment Officer
James L. Lipscomb          Executive Vice President and General Counsel
Maria R. Morris            Executive Vice President, Technology and Operations
William J. Mullaney        President, Institutional Business
Joseph J. Prochaska, Jr.   Executive Vice President and Chief Accounting Officer
Jeanette Scampas           Executive Vice President and Chief Technology Officer
William J. Toppeta         President, International
Lisa M. Weber              President, Individual Business
William J. Wheeler         Executive Vice President and Chief Financial Officer


Item 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

The registrant is a separate account of MetLife under the New York Insurance law. Under said law, the assets allocated to the separate account are the property of MetLife. MetLife is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with MetLife.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


V.    MetLife Capital Trust III (DE)

W.    MetLife Capital Trust IV (DE)


X.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


CC.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

DD.   MetLife Capital Trust X (DE)

EE.   Cova Life Management Company (DE)

FF.   MetLife Reinsurance Company of Charleston (SC)

GG.   Federal Flood Certification Corp (TX)

HH.   MetLife Planos Odontologicos Ltda. (Brazil)

II.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

Item 29. Indemnification

MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains Directors' and Officers' Liability and Corporate Reimbursement Insurance Policy with limits of $400 million. The Directors and Officers of Metropolitan Life Insurance Company, the depositor and principal underwriter of the Registrant, as well as certain other subsidiaries of MetLife, Inc. are covered under the Financial Institutions Bond as well as under the Directors' and Officers' Liability Policy. A provision in Metropolitan Life Insurance Company's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan Life Insurance Company.

Insofar as indemnification for liability arising under the Securities Act of l933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the Charter and Articles of Incorporation of the Company, the By-Laws of the Company, agreement, statute, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

     (a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Policies. On May 1, 2007, MetLife Investors Distribution Company became the principal underwriter and distributor of the Policies. Previously, Metropolitan Life Insurance Company was the principal underwriter and distributor. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:


Met Investors Series Trust,
Metropolitan Life Separate Account E,
Metropolitan Life Separate Account UL,
MetLife Investors USA Separate Account A,
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One,
MetLife Investors Variable Annuity Account Five,
MetLife Investors Variable Life Account One,
MetLife Investors Variable Life Account Five,
First MetLife Investors Variable Annuity Account One,
General American Separate Account Eleven,
General American Separate Account Twenty-Eight,
General American Separate Account Twenty-Nine,
General American Separate Account Two,
Security Equity Separate Account 26,
Security Equity Separate Account 27,
MetLife of CT Separate Account Eleven for Variable Annuities, MetLife of CT Separate Account QPN for Variable Annuities, MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL III for Variable Life Insurance, Metropolitan Life Variable Annuity Separate Account I and Metropolitan Life Variable Annuity Separate Account II, Paragon Separate Account A,
Paragon Separate Account B,
Paragon Separate Account C, and

Paragon Separate Account D.

     (b) The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   -------------------------------------------------
Michael K. Farrell ***                Director
Elizabeth M. Forget **                Executive Vice President, Investment Fund
                                      Management & Marketing
Peter Gruppuso *****                  Vice President, Chief Financial Officer
Paul A. LaPiana *                     Executive Vice President, National Sales
                                      Manager-Life
Craig W. Markham *****                Director
Richard C. Pearson *                  Executive Vice President, General Counsel and
                                      Secretary
Paul A. Sylvester *                   President, National Sales Manager-Annuities & LTC
William J. Toppeta ****               Director


* MetLife Investors, 5 Park Plaza, Suite 1900, Irvine, CA 92614
** MetLife, 260 Madison Avenue, New York, NY 10016
*** MetLife, 10 Park Avenue, Morristown, NJ 07962
**** MetLife, 1095 Avenue of the Americas, New York, New York 10036-6796 ***** MetLife, 485-E US Highway 1 South, Iselin, NJ 08830


(c) Compensation from the Registrant.

                                                  (3)
                            (2)          Compensation on Events
         (1)          Net Underwriting      Occasioning the          (4)           (5)
  Name of Principal    Discounts and    Deduction of a Deferred   Brokerage       Other
     Underwriter        Commissions            Sales Load        Commissions  Compensation
--------------------  ----------------  -----------------------  -----------  ------------
  MetLife Investors
Distribution Company   $2,241,426.00               --                 --           --

Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

Item 31. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MetLife at the Administrative Office, 190 Carondelet Plaza, St. Louis, MO 63105.

     (a)  Registrant

     (b)  Metropolitan Life Insurance Company
          200 Park Avenue
          New York, NY 10166

     (c)  MetLife Investors Distribution Company
          5 Park Plaza, Suite 1900

          Irvine, California 92614

Item 32. Management Services

      All management contracts are discussed in Part A or Part B.

Item 33. Fee Representation

Metropolitan Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Metropolitan Life Insurance Company.

Item 34. Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), filed as an exhibit to this Registration Statement (the "Guarantee"), the Depositor hereby undertakes to provide notice to policyholders covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

These significant events include: (i) termination of the Guarantee that has a material adverse effect on the policyholder's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the policyholder's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").

Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the CURRENT ANNUAL audited financial statements of the Guarantor in the Registration Statement are UPDATED TO BE AS OF A DATE NOT MORE THAN 16 MONTHS PRIOR TO THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.

During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policyholders, an offer to supply the Statement of Additional Information which shall contain THE ANNUAL AUDITED financial statements of the Guarantor, free of charge upon a policyholder's request.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has caused this registration statement to be signed on its behalf by the undersigned, in the City of New York and State of New York, on the 19th day of March, 2009.


                                        Paragon Separate Account B

                                        By: Metropolitan Life Insurance Company


                                        By: /s/ Paul G. Cellupica
                                            ------------------------------------
                                            Paul G. Cellupica
                                            Chief Counsel, Securities Regulation
                                            and Corporate Services

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Metropolitan Life Insurance Company certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 19th day of March, 2009.


                                        Metropolitan Life Insurance Company


                                        BY: /s/ Paul G. Cellupica
                                            ------------------------------------
                                            Paul G. Cellupica
                                            Chief Counsel, Securities Regulation
                                            and Corporate Services


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the registration statement has been signed by the following persons, in the capacities indicated, on March 19, 2009.


          SIGNATURE                                  TITLE
          ---------                                  -----
               *                   Chairman of the Board, President and Chief
--------------------------------                Executive Officer
C. Robert Henrikson

               *                           Executive Vice President and
--------------------------------             Chief Accounting Officer
Joseph J. Prochaska, Jr.

               *                                     Director
--------------------------------
Sylvia Mathews Burwell

               *                                     Director
--------------------------------
Eduardo Castro-Wright

               *                                     Director
--------------------------------
Burton A. Dole, Jr.

               *                                     Director
--------------------------------
Cheryl W. Grise

               *                                     Director
--------------------------------
R. Glenn Hubbard

               *                                     Director
--------------------------------
John M. Keane

               *                                     Director
--------------------------------
James M. Kilts

               *                                     Director
--------------------------------
Hugh B. Price

               *                                     Director
--------------------------------
David Satcher

               *                                     Director
--------------------------------
Kenton J. Sicchitano

               *                                     Director
--------------------------------
William C. Steere, Jr.

               *                                     Director
--------------------------------
Lulu C. Wang

               *                           Executive Vice President and
--------------------------------              Chief Financial Officer
William J. Wheeler


By: /s/ Marie C. Swift
    ------------------------------------
    Marie C. Swift, Esq.
    Attorney- in - fact


* Executed by Marie C. Swift on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-6 (File No. 333-133671) filed December 23, 2008.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, General American Life Insurance Company certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the State of Massachuetts, on the 19th day of March, 2009.


                                         General American Life Insurance Company
                                             (Guarantor)


                                         BY: /s/ Paul L. Leclair
                                             -----------------------------------
                                             Paul L. LeClair
                                             Vice President and Actuary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on March 19, 2009.



          SIGNATURE                                  TITLE
          ---------                                  -----
               *                   Chairman of the Board, President and Chief
--------------------------------                Executive Officer
Lisa M. Weber

               *                                     Director
--------------------------------
Michael K. Farrell

               *                                     Director
--------------------------------
James L. Lipscomb

               *                                     Director
--------------------------------
William J. Mullaney

                                       Director, Senior Vice President and
--------------------------------                     Treasurer
Eric T. Steigerwalt

               *                                     Director
--------------------------------
Stanley J. Talbi

               *                                     Director
--------------------------------
Michael J. Vietri

               *                                     Director
--------------------------------
William J. Wheeler

               *                       Executive Vice President and Chief
--------------------------------               Accounting Officer
Joseph J. Prochaska, Jr.

               *                                Vice President
--------------------------------         (principal financial officer)
James J. Reilly



By: /s/ Marie C. Swift
    -----------------------------------
    Marie C. Swift, Esq.
    Attorney-in-Fact

* Executed by Marie C. Swift, Esquire on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-6 (File No. 333-133671) filed February 6, 2008 and in Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-6 (File No. 333-133671) filed April 17, 2007.